Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Sales [abstract]
Schedule of cost of sales
	Year ended December 31,
	2025	2024
Operating expenses	$47,540	$39,189
Transportation costs	3,841	3,357
Depreciation	5,120	8,728
Change in inventory	85	241
Cost of sales	$56,586	$51,515